Employee Benefit Plan - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employees Benefit [Abstract]
Individual contributions under defined contribution pension plan	5.00%
Total expense under the defined contribution plan	$ 12.0	$ 10.4